NOTE 2. INCOME TAXES	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Income Tax Disclosure [Abstract]
NOTE 2. INCOME TAXES

NOTE 2 INCOME TAXES

At September 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $996,000 that expire in various years through the year 2032.

Due to operating losses, there is no provision for current federal or state income taxes for the three months ended September 30, 2012 and 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at September 30, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $348,000 less a valuation allowance in the amount of approximately $348,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by approximately ($3,000) and $25,000 for the three months ended September 30, 2012 and 2011, respectively.

The Company’s total deferred tax asset as of September 30, 2012 and 2011 are as follows:

	2012	2011

Total deferred tax asset	$348,000	$278,000
Valuation allowance	(348,000)	(278,000)
Net deferred tax asset	$—	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the three months ended September 30, 2012 and 2011 are as follows:

	2012	2011
Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%

NOTE 2 INCOME TAXES

At June 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $1,003,000 that expire in various years through the year 2032. The $9,961,251 and $345,000 in Note 3 are disallowed for federal income tax deductions.

Due to operating losses, there is no provision for current federal or state income taxes for the years ended June 30, 2012 and 2011.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at June 30, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $351,000 less a valuation allowance in the amount of approximately $351,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $98,000 and $207,000 for the years ended June 30, 2012 and 2011, respectively.

The Company’s total deferred tax asset as of June 30, 2012 and 2011 are as follows:

	2012	2011

Total deferred tax asset	$351,000	$253,000
Valuation allowance	(351,000)	(253,000)
Net deferred tax asset	$—	$—

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the years ended June 30, 2012 and 2011 are as follows:

	2012	2011

Income tax computed at the federal statutory rate	35%	35%
Valuation allowance	(35%)	(35%)
Total deferred tax asset	0%	0%